Non-current assets held for sale - Summary of Assets and Liabilities of the Group Classified (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets [abstract]
Assets held for sale	$ 0	$ 142,703
Liabilities [Abstract]
Non-current lease liabilities (Note 16)	72,570	82,285
Current lease liabilities (Note 16)	16,432	16,823
Provisions (Note 26)	10,716	7,194
Liabilities directly associated with assets held for sale	$ 0	48,471
Property, plant and equipment
Assets [abstract]
Assets held for sale		110,128
Right-of-use assets
Assets [abstract]
Assets held for sale		32,575
Disposal Groups Classified as Held for Sale
Liabilities [Abstract]
Non-current lease liabilities (Note 16)		40,967
Current lease liabilities (Note 16)		3,827
Provisions (Note 26)		3,677
Liabilities directly associated with assets held for sale		48,471
Net assets directly associated with disposal group		$ 94,232